Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per Share [Abstract]
Net Income per Common Share
The calculation of net income per common share is summarized below:

	For the years ended December 31,
	2022	2021	2020

Net income / (loss)	$17,239	$41,348	$(18,356)
Less: Dividends to non-vested participating securities	(227)	-	-
Less: Undistributed earnings to non-vested participating securities	(105)	-	-
Net income / (loss) attributable to common shareholders, basic	$16,907	$41,348	$(18,356)

Undistributed earnings to non-vested participating securities	$105	$-	$-
Undistributed earnings reallocated to non-vested participating securities	(51)	-	-
Interest effect of convertible notes	-	6,473	-
Net income / (loss) attributable to common shareholders, diluted	$16,961	$47,821	$(18,356)

Weighted average common shares outstanding, basic	17,439,033	15,332,191	3,343,628
Effect of dilutive securities:
Warrants	245,015	541,009	-
Non-vested participating securities	-	169,522	-
Convertible notes shares	-	3,091,031	-
Weighted average common shares outstanding, diluted	17,684,048	19,133,753	3,343,628

Net income / (loss) per share attributable to common shareholders, basic	$0.97	$2.70	$(5.49)
Net income / (loss) per share attributable to common shareholders, diluted	$0.96	$2.50	$(5.49)